Long-Term and Short-Term Loans Issued - Summary of Long-Term and Short-Term Loans Issued (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	₽ 164	₽ 120
Total short-term loans	1,691	19
Loans to individuals [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	1	7
Total short-term loans		17
Loans to legal entities [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	163	113
Total short-term loans	1	2
Loans to financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Total short-term loans	0	0
Installment card loans [member]
Disclosure of detailed information about financial instruments [line items]
Total short-term loans	1,690
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	167	120
Total short-term loans	2,009	135
Gross carrying amount [member] | Loans to individuals [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	1	7
Total short-term loans		17
Gross carrying amount [member] | Loans to legal entities [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	166	113
Total short-term loans	94	115
Gross carrying amount [member] | Loans to financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Total short-term loans	3	3
Gross carrying amount [member] | Installment card loans [member]
Disclosure of detailed information about financial instruments [line items]
Total short-term loans	1,912
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	(3)	0
Total short-term loans	(318)	(116)
Accumulated impairment [member] | Loans to individuals [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	0	0
Total short-term loans		0
Accumulated impairment [member] | Loans to legal entities [member]
Disclosure of detailed information about financial instruments [line items]
Total long-term loans	(3)	0
Total short-term loans	(93)	(113)
Accumulated impairment [member] | Loans to financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Total short-term loans	(3)	₽ (3)
Accumulated impairment [member] | Installment card loans [member]
Disclosure of detailed information about financial instruments [line items]
Total short-term loans	₽ (222)